Summary of Company's and Bank's Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Citizens [Member]
Total Capital, Actual Amount	$ 40,940	$ 41,219
Total Capital, Actual Ratio	13.50%	13.60%
Total Capital, For Capital Adequacy Purposes Amount	24,209	24,168
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	30,261	30,210
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital, Actual Amount	38,531	38,315
Tier I Capital, Actual Ratio	12.70%	12.70%
Tier I Capital, For Capital Adequacy Purposes Amount	12,104	12,084
Tier I Capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	18,157	18,126
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	38,531	38,315
Tier I Capital (to Average Assets), Actual Ratio	9.60%	9.70%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	16,071	15,808
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	20,088	19,760
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Consolidated Entities [Member]
Total Capital, Actual Amount	46,668	45,772
Total Capital, Actual Ratio	15.30%	15.10%
Total Capital, For Capital Adequacy Purposes Amount	24,382	24,321
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	0	0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%
Tier I Capital, Actual Amount	44,259	42,868
Tier I Capital, Actual Ratio	14.50%	14.10%
Tier I Capital, For Capital Adequacy Purposes Amount	12,191	12,161
Tier I Capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	0	0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%
Tier I Capital (to Average Assets), Actual Amount	44,259	42,868
Tier I Capital (to Average Assets), Actual Ratio	11.00%	10.30%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	16,133	16,688
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%